Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of plan assets measured at fair value
Disclosures concerning assets measured at fair value are presented below. The Plan has no liabilities measured at fair value.

	December 31, 2025
	Level 1	Level 2	Total
Mutual funds	$381,128,925	$—	$381,128,925
Common and collective trust	—	7,758,436	7,758,436
Common stock of The Andersons, Inc.	7,641,629	—	7,641,629
Self-directed brokerage accounts	9,456,839	—	9,456,839
Total investments, at fair value	$398,227,393	$7,758,436	$405,985,829

	December 31, 2024
	Level 1	Level 2	Total
Mutual funds	$333,912,361	$—	$333,912,361
Common and collective trust	—	9,005,262	9,005,262
Common stock of The Andersons, Inc.	6,261,039	—	6,261,039
Self-directed brokerage accounts	9,232,237	—	9,232,237
Total investments, at fair value	$349,405,637	$9,005,262	$358,410,899